UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23754

SEI EXCHANGE TRADED FUNDS

(Exact name of registrant as specified in charter)

________

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: March 31, 2024

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

September 30, 2023

SEMI-ANNUAL REPORT

SEI Exchange Traded Funds

❯	SEI Enhanced U.S. Large Cap Quality Factor ETF

❯	SEI Enhanced U.S. Large Cap Momentum Factor ETF

❯	SEI Enhanced U.S. Large Cap Value Factor ETF

❯	SEI Enhanced Low Volatility U.S. Large Cap ETF

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	16
Notes to Financial Statements	17
Disclosure of Fund Expenses	25

Shares are bought and sold at market price (not net asset value) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

SEI Enhanced U.S. Large Cap Quality Factor ETF

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.6%

Communication Services — 8.0%
Alphabet, Cl A *	7,697	$1,007
Alphabet, Cl C *	347	46
Electronic Arts	2,223	268

		1,321
Consumer Discretionary — 15.2%
Amazon.com *	379	48
AutoZone *	20	51
Booking Holdings *	142	438
Domino's Pizza	722	273
Grand Canyon Education *	339	40
H&R Block	1,281	55
McDonald's	261	69
NVR *	63	376
O'Reilly Automotive *	549	499
Ulta Beauty *	772	308
Yum! Brands	2,906	363

		2,520
Consumer Staples — 10.2%
Altria Group	8,548	359
Coca-Cola	5,995	336
Colgate-Palmolive	3,269	232
Monster Beverage *	4,051	215
Philip Morris International	4,569	423
Procter & Gamble	846	123

		1,688
Financials — 11.9%
American Express	164	24
FactSet Research Systems	764	334
Mastercard, Cl A	1,224	485
Moody's	917	290
MSCI, Cl A	692	355

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Visa, Cl A	2,116	$487

		1,975
Health Care — 15.2%
Bristol-Myers Squibb	3,767	219
Edwards Lifesciences *	573	40
Eli Lilly	297	159
Hologic *	4,552	316
Johnson & Johnson	2,449	381
Merck & Co	4,299	443
Mettler-Toledo International *	219	243
Pfizer	8,561	284
Vertex Pharmaceuticals *	1,096	381
Waters *	219	60

		2,526
Industrials — 5.7%
Fastenal	6,529	357
Paychex	2,920	337
Robert Half	2,162	158
United Parcel Service, Cl B	174	27
Verisk Analytics, Cl A	264	62

		941
Information Technology — 33.4%
Adobe *	466	238
Apple	8,388	1,436
Autodesk *	519	107
Broadcom	491	408
Cadence Design Systems *	2,261	530
Cisco Systems	1,803	97
Dolby Laboratories, Cl A	1,294	103
Keysight Technologies *	2,036	269
Manhattan Associates *	1,260	249
Microsoft	4,302	1,358
QUALCOMM	207	23
Texas Instruments	2,286	363
VeriSign *	1,802	365

		5,546
Total Common Stock
(Cost $15,551) ($ Thousands)		16,517

Total Investments in Securities — 99.6%
(Cost $15,551) ($ Thousands)		$16,517

Percentages are based on Net Assets of $16,581 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of September 30, 2023, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

SEI Enhanced U.S. Large Cap Quality Factor ETF (Concluded)

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

SEI Enhanced U.S. Large Cap Momentum Factor ETF

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.0%

Communication Services — 5.3%
Alphabet, Cl C *	60	$8
Interpublic Group of Cos	10,846	311
Meta Platforms, Cl A *	3,259	978
TKO Group Holdings	1,501	126

		1,423
Consumer Discretionary — 12.6%
Amazon.com *	445	57
AutoZone *	270	686
Chipotle Mexican Grill, Cl A *	107	196
Deckers Outdoor *	228	117
DR Horton	4,728	508
Genuine Parts	3,202	462
Lululemon Athletica *	719	277
O'Reilly Automotive *	690	627
PulteGroup	1,054	78
Toll Brothers	3,700	274
Ulta Beauty *	311	124

		3,406
Consumer Staples — 7.3%
Archer-Daniels-Midland	540	41
General Mills	6,943	444
Hershey	2,989	598
Lamb Weston Holdings	5,093	471
Mondelez International, Cl A	6,266	435

		1,989
Energy — 3.2%
Halliburton	2,038	83
Schlumberger	11,530	672
TechnipFMC	5,813	118

		873

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Financials — 9.8%
Aflac	1,854	$142
Apollo Global Management	4,892	439
Arch Capital Group *	7,312	583
Blackstone	132	14
Chubb	78	16
Erie Indemnity, Cl A	890	262
FactSet Research Systems	728	318
Shift4 Payments, Cl A *	1,804	100
Unum Group	2,987	147
W R Berkley	5,299	337
WEX *	1,584	298

		2,656
Health Care — 10.6%
AbbVie	790	118
Acadia Healthcare *	1,637	115
Cigna	183	52
Dexcom *	1,461	136
GE HealthCare Technologies	1,717	117
Gilead Sciences	7,460	559
Humana	1,098	534
McKesson	1,554	676
Merck & Co	1,859	192
Penumbra *	1,266	306
Stryker	256	70

		2,875
Industrials — 15.1%
Axon Enterprise *	2,421	482
Booz Allen Hamilton Holding, Cl A	4,639	507
Builders FirstSource *	4,334	539
Clean Harbors *	1,862	312
General Electric	535	59
Hubbell, Cl B	1,015	318
nVent Electric	1,863	99
Parker-Hannifin	1,612	628
Paylocity Holding *	1,442	262
Republic Services, Cl A	3,916	558
Trane Technologies	1,599	324

		4,088
Information Technology — 32.7%
Allegro MicroSystems *	2,389	76
Apple	13,139	2,249
Arista Networks *	4,511	830
Cadence Design Systems *	2,926	686
Fair Isaac *	100	87
First Solar *	828	134
Jabil	4,644	589
Keysight Technologies *	1,584	210
Manhattan Associates *	2,288	452
Microsoft	3,252	1,027

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

SEI Enhanced U.S. Large Cap Momentum Factor ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NVIDIA	2,812	$1,223
ON Semiconductor *	8,280	770
Palo Alto Networks *	2,214	519

		8,852
Materials — 0.2%
Chemours	1,175	33
Reliance Steel & Aluminum	61	16

		49
Utilities — 2.2%
National Fuel Gas	3,122	162
NextEra Energy	7,660	439

		601
Total Common Stock
(Cost $25,628) ($ Thousands)		26,812

Total Investments in Securities — 99.0%
(Cost $25,628) ($ Thousands)		$26,812

Percentages are based on Net Assets of $27,087 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of September 30, 2023, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

SEI Enhanced U.S. Large Cap Value Factor ETF

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.1%

Communication Services — 9.4%
Alphabet, Cl C *	3,084	$407
AT&T	40,484	608
Comcast, Cl A	3,041	135
Meta Platforms, Cl A *	2,232	670
Omnicom Group	1,596	119
Playtika Holding *	691	7
TripAdvisor *	3,880	64
Verizon Communications	19,444	630

		2,640
Consumer Discretionary — 11.5%
Amazon.com *	520	66
eBay	4,126	182
Ford Motor	14,988	186
General Motors	15,982	527
H&R Block	6,076	262
Lennar, Cl A	4,365	490
Lennar, Cl B	511	52
Macy's	9,307	108
Mohawk Industries *	175	15
Penn Entertainment *	5,328	122
PulteGroup	8,738	647
PVH	2,541	195
Thor Industries	686	65
Toll Brothers	3,851	285

		3,202
Consumer Staples — 7.3%
Albertsons, Cl A	5,923	135
Altria Group	14,354	604
Ingredion	679	67
Kraft Heinz	14,091	474
Kroger	14,863	665

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Seaboard	7	$26
Walgreens Boots Alliance	2,811	62

		2,033
Energy — 2.8%
Chesapeake Energy	2,459	212
Chevron	179	30
EQT	4,474	182
Marathon Petroleum	656	99
Occidental Petroleum	470	30
Southwestern Energy *	5,040	33
Valero Energy	1,313	186

		772
Financials — 12.1%
Affiliated Managers Group	1,405	183
Ally Financial	10,621	283
American International Group	9,456	573
Brighthouse Financial *	2,525	124
Capital One Financial	5,883	571
Janus Henderson Group	4,677	121
Jefferies Financial Group	7,203	264
MGIC Investment	10,708	179
New York Community Bancorp	23,825	270
Popular	420	26
SLM	9,067	123
Synchrony Financial	15,339	469
Western Union	14,321	189

		3,375
Health Care — 17.9%
AbbVie	859	128
Bristol-Myers Squibb	4,723	274
Cardinal Health	9,383	815
Cigna	819	234
CVS Health	7,706	538
DaVita *	183	17
Gilead Sciences	8,168	612
Henry Schein *	385	29
Laboratory Corp of America Holdings	2,154	433
McKesson	2,103	914
Organon	8,276	144
Pfizer	1,222	41
Quest Diagnostics	3,127	381
Tenet Healthcare *	461	30
Viatris, Cl W	41,263	407

		4,997
Industrials — 4.8%
Allison Transmission Holdings	3,780	223
American Airlines Group *	22,178	284
Avis Budget Group *	368	66
ManpowerGroup	402	30
Owens Corning	3,062	418

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

SEI Enhanced U.S. Large Cap Value Factor ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ryder System	1,487	$159
Schneider National, Cl B	1,887	52
Science Applications International	1,045	110

		1,342
Information Technology — 25.4%
Amdocs	187	16
Apple	6,836	1,170
Arrow Electronics *	2,456	308
Avnet	3,249	157
Cognizant Technology Solutions, Cl A	1,227	83
Dell Technologies, Cl C	2,254	155
Dropbox, Cl A *	8,969	244
DXC Technology *	8,148	170
Gen Digital	2,033	36
Hewlett Packard Enterprise	30,359	527
HP	20,745	533
Intel	8,035	286
International Business Machines	1,980	278
Jabil	5,084	645
Micron Technology	3,956	269
Microsoft	3,201	1,011
NCR *	1,344	36
Oracle	2,196	233
Skyworks Solutions	5,333	526
TD SYNNEX	1,472	147
Teradata *	3,624	163
Vontier	2,927	90

		7,083
Materials — 4.6%
Berry Global Group	4,213	261
Dow	1,669	86
Huntsman	6,610	161
International Paper	5,954	211
LyondellBasell Industries, Cl A	4,082	387
Steel Dynamics	1,608	172

		1,278
Utilities — 3.3%
Consolidated Edison	3,659	313
National Fuel Gas	3,023	157
PG&E *	6,728	109
PPL	849	20
Vistra	9,589	318

		917
Total Common Stock
(Cost $26,682) ($ Thousands)		27,639

Total Investments in Securities — 99.1%
(Cost $26,682) ($ Thousands)		$27,639

Percentages are based on Net Assets of $27,899 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of September 30, 2023, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

SEI Enhanced Low Volatility U.S. Large Cap ETF

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.4%

Communication Services — 10.5%
Alphabet, Cl A *	291	$38
Alphabet, Cl C *	943	124
AT&T	11,847	178
Comcast, Cl A	4,065	180
Fox	176	5
Interpublic Group of Cos	56	2
Omnicom Group	2,142	159
T-Mobile US	311	44
Verizon Communications	5,267	171

		901
Consumer Discretionary — 4.7%
Amazon.com *	152	19
AutoZone *	17	43
Genuine Parts	243	35
Grand Canyon Education *	297	35
H&R Block	1,765	76
McDonald's	458	121
Service Corp International	1,008	58
Yum! Brands	155	19

		406
Consumer Staples — 10.8%
General Mills	2,167	139
Hershey	719	144
J M Smucker	1,051	129
Kellanova	392	23
Mondelez International, Cl A	285	20
Procter & Gamble	1,651	241
Walmart	1,410	225

		921
Energy — 3.5%
Chevron	1,375	232

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kinder Morgan	3,484	$58
Marathon Petroleum	76	11

		301
Financials — 7.4%
Allstate	534	60
American Financial Group	107	12
Berkshire Hathaway, Cl B *	364	128
Chubb	592	123
Jack Henry & Associates	47	7
Loews	298	19
Marsh & McLennan	112	21
Travelers	388	63
W R Berkley	2,429	154
White Mountains Insurance Group	29	44

		631
Health Care — 18.4%
Bristol-Myers Squibb	2,341	136
Cardinal Health	1,952	170
Chemed	43	22
CVS Health	954	67
Gilead Sciences	2,405	180
Johnson & Johnson	1,698	264
McKesson	451	196
Merck & Co	2,505	258
Pfizer	5,285	175
Quest Diagnostics	878	107

		1,575
Industrials — 10.3%
3M	187	17
Expeditors International of Washington	1,448	166
Genpact	535	19
Landstar System	412	73
MSC Industrial Direct, Cl A	487	48
Republic Services, Cl A	1,326	189
Robert Half	466	34
Snap-on	97	25
Verisk Analytics, Cl A	736	174
Waste Management	893	136

		881
Information Technology — 25.8%
Accenture, Cl A	462	142
Amdocs	1,419	120
Amphenol, Cl A	343	29
Apple	2,025	347
Arrow Electronics *	728	91
Avnet	988	48
Cisco Systems	4,359	234
Dolby Laboratories, Cl A	703	56
Jabil	1,443	183
Juniper Networks	2,516	70

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

SEI Enhanced Low Volatility U.S. Large Cap ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Manhattan Associates *	316	$62
Microsoft	1,046	330
Motorola Solutions	62	17
Oracle	2,560	271
Roper Technologies	424	205
Texas Instruments	41	7

		2,212
Materials — 1.9%
Reliance Steel & Aluminum	443	116
Silgan Holdings	979	42

		158
Utilities — 6.1%
Atmos Energy	394	42
CMS Energy	88	5
Consolidated Edison	2,083	178
DTE Energy	285	28
Duke Energy	1,762	156
Hawaiian Electric Industries	1,119	14
National Fuel Gas	972	50
UGI	2,169	50

		523
Total Common Stock
(Cost $8,666) ($ Thousands)		8,509

Total Investments in Securities — 99.4%
(Cost $8,666) ($ Thousands)		$8,509

Percentages are based on Net Assets of $8,562 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of September 30, 2023, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Portfolio Abbreviations
Cl — Class

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

September 30, 2023 (Unaudited)

	SEI Enhanced U.S. Large Cap Quality Factor ETF		SEI Enhanced U.S. Large Cap Momentum Factor ETF		SEI Enhanced U.S. Large Cap Value Factor ETF		SEI Enhanced Low Volatility U.S. Large Cap ETF
Assets:
Investments, at value†	$16,517		$26,812		$27,639		$8,509
Cash	45		259		229		44
Dividends receivable	21		19		34		10
Total Assets	16,583		27,090		27,902		8,563
Liabilities:
Investment advisory fees payable	2		3		3		1
Total Liabilities	2		3		3		1
Net Assets	$16,581		$27,087		$27,899		$8,562
† Cost of investments	$15,551		$25,628		$26,682		$8,666
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$15,598		$27,223		$27,489		$8,501
Total distributable earnings (accumulated losses)	983		(136)		410		61
Net Assets	$16,581		$27,087		$27,899		$8,562
Net Asset Value, Offering and Redemption Price Per Share	$27.63		$25.20		$25.36		$24.46
	($16,580,867 ÷ 600,000 shares	)	($27,086,803 ÷ 1,075,000 shares	)	($27,898,932 ÷ 1,100,000 shares	)	($8,562,384 ÷ 350,000 shares	)

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended September 30, 2023 (Unaudited)

	SEI Enhanced U.S. Large Cap Quality Factor ETF	SEI Enhanced U.S. Large Cap Momentum Factor ETF	SEI Enhanced U.S. Large Cap Value Factor ETF	SEI Enhanced Low Volatility U.S. Large Cap ETF
Investment income:
Dividends	$97	$128	$289	$124
Total investment income	97	128	289	124
Expenses:
Investment advisory fees	11	17	18	8
Trustee fees	—	—	—	—
Total expenses	11	17	18	8
Net investment income	86	111	271	116
Net realized gain (loss) on:
Investments(1)	220	(455)	(112)	377
Net realized gain (loss)	220	(455)	(112)	377
Net change in unrealized appreciation (depreciation) on:
Investments	(65)	—	1,123	(514)
Net change in unrealized appreciation (depreciation)	(65)	—	1,123	(514)
Net realized and unrealized gain (loss)	155	(455)	1,011	(137)
Net increase (decrease) in net assets resulting from operations	$241	$(344)	$1,282	$(21)

(1) Includes realized gains (losses) as a result of in-kind redemptions (see Note 4 in Notes to Financial Statements). Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2023 (Unaudited) and the period ended March 31, 2023

	SEI Enhanced U.S. Large Cap Quality Factor ETF
	4/1/2023 to 9/30/2023	5/18/2022(1) to 3/31/2023
Operations:
Net investment income	$86	$114
Net realized gain (loss)	220	(96)
Net change in unrealized appreciation (depreciation)	(65)	1,031
Net increase in net assets resulting from operations	241	1,049
Distributions	(82)	(75)
Capital share transactions:
Proceeds from shares issued	4,271	14,549
Cost of shares redeemed	(1,442)	(1,930)
Net increase in net assets derived from capital share transactions	2,829	12,619
Net increase in net assets	2,988	13,593
Net assets:
Beginning of period	13,593	—
End of period	$16,581	$13,593
Share Transactions:
Shares issued	150	575
Shares issued in lieu of dividends and distributions	—	—
Shares redeemed	(50)	(75)
Increase (decrease) in net assets derived from share transactions	100	500

(1) The Fund commenced operations on May 18, 2022.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2023 (Unaudited) and the period ended March 31, 2023

	SEI Enhanced U.S. Large Cap Momentum Factor ETF
	4/1/2023 to 9/30/2023	5/18/2022(1) to 3/31/2023
Operations:
Net investment income	$111	$254
Net realized loss	(455)	(430)
Net change in unrealized appreciation (depreciation)	—	1,184
Net increase (decrease) in net assets resulting from operations	(344)	1,008
Distributions	(125)	(192)
Capital share transactions:
Proceeds from shares issued	7,838	25,408
Cost of shares redeemed	(1,329)	(5,177)
Net increase in net assets derived from capital share transactions	6,509	20,231
Net increase in net assets	6,040	21,047
Net assets:
Beginning of period	21,047	—
End of period	$27,087	$21,047
Share Transactions:
Shares issued	300	1,025
Shares issued in lieu of dividends and distributions	—	—
Shares redeemed	(50)	(200)
Increase (decrease) in net assets derived from share transactions	250	825

(1) The Fund commenced operations on May 18, 2022.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the six months ended September 30, 2023 (Unaudited) and the period ended March 31, 2023

	SEI Enhanced U.S. Large Cap Value Factor ETF
	4/1/2023 to 9/30/2023	5/18/2022(1) to 3/31/2023
Operations:
Net investment income	$271	$411
Net realized loss	(112)	(142)
Net change in unrealized appreciation (depreciation)	1,123	(166)
Net increase in net assets resulting from operations	1,282	103
Distributions	(263)	(281)
Capital share transactions:
Proceeds from shares issued	8,293	25,113
Cost of shares redeemed	(1,957)	(4,391)
Net increase in net assets derived from capital share transactions	6,336	20,722
Net increase in net assets	7,355	20,544
Net assets:
Beginning of period	20,544	—
End of period	$27,899	$20,544
Share Transactions:
Shares issued	325	1,025
Shares issued in lieu of dividends and distributions	—	—
Shares redeemed	(75)	(175)
Increase (decrease) in net assets derived from share transactions	250	850

(1) The Fund commenced operations on May 18, 2022.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2023 (Unaudited) and the period ended March 31, 2023

	SEI Enhanced Low Volatility U.S. Large Cap ETF
	4/1/2023 to 9/30/2023	5/18/2022(1) to 3/31/2023
Operations:
Net investment income	$116	$205
Net realized gain (loss)	377	(112)
Net change in unrealized appreciation (depreciation)	(514)	357
Net increase (decrease) in net assets resulting from operations	(21)	450
Distributions	(138)	(139)
Capital share transactions:
Proceeds from shares issued	634	13,574
Cost of shares redeemed	(3,890)	(1,908)
Net increase/(decrease) in net assets derived from capital share transactions	(3,256)	11,666
Net increase/(decrease) in net assets	(3,415)	11,977
Net assets:
Beginning of period	11,977	—
End of period	$8,562	$11,977
Share Transactions:
Shares issued	25	550
Shares issued in lieu of dividends and distributions	—	—
Shares redeemed	(150)	(75)
Increase (decrease) in net assets derived from share transactions	(125)	475

(1) The Fund commenced operations on May 18, 2022.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

FINANCIAL HIGHLIGHTS

For the period ended September 30,2023 (Unaudited) and the period ended March 31, 2023.

For a Share Outstanding Throughout Each Period

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on securities	Total from operations	Distributions from net investment income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of period	Total Return†	Net assets, end of period ($ Thousands)	Ratio of net expenses to average net assets	Ratio of expenses to average net assets (excluding waivers and reimbursements)	Ratio of net investment income to average net assets	Portfolio turnover†
SEI Enhanced U.S. Large Cap Quality Factor ETF
2023@	$27.19	$0.16	$0.44	$0.60	$(0.16)	$–	$(0.16)	$27.63	2.21%	$16,581	0.15%	0.15%	1.16%	8%
2023(2)	24.91	0.30	2.19	2.49	(0.21)	–	(0.21)	27.19	10.08	13,593	0.15	0.15	1.35	40
SEI Enhanced U.S. Large Cap Momentum Factor ETF
2023@	$25.51	$0.12	$(0.28)	$(0.16)	$(0.15)	$–	$(0.15)	$25.20	(0.65)%	$27,087	0.15%	0.15%	0.96%	25%
2023(2)	25.08	0.33	0.35	0.68	(0.25)	–	(0.25)	25.51	2.74	21,047	0.15	0.15	1.52	63
SEI Enhanced U.S. Large Cap Value Factor ETF
2023@	$24.17	$0.29	$1.20	$1.49	$(0.30)	$–	$(0.30)	$25.36	6.19%	$27,899	0.15%	0.15%	2.29%	20%
2023(2)	24.95	0.58	(0.97)	(0.39)	(0.39)	–	(0.39)	24.17	(1.52)	20,544	0.15	0.15	2.74	43
SEI Enhanced Low Volatility U.S. Large Cap ETF
2023@	$25.21	$0.27	$(0.68)	$(0.41)	$(0.34)	$–	$(0.34)	$24.46	(1.66)%	$8,562	0.15%	0.15%	2.16%	7%
2023(2)	24.79	0.48	0.25	0.73	(0.31)	–	(0.31)	25.21	3.02	11,977	0.15	0.15	2.24	24

@	For the six-month period ended September 30, 2023. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	Commenced operations on May 18, 2022. All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2023 (Unaudited)

1. ORGANIZATION

SEI Exchange Traded Funds (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated October 7, 2021.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: SEI Enhanced U.S. Large Cap Quality Factor ETF, SEI Enhanced U.S. Large Cap Momentum Factor ETF, SEI Enhanced U.S. Large Cap Value Factor ETF and SEI Enhanced Low Volatility U.S. Large Cap ETF (each a “Fund” and together the “Funds”) each of which are diversified Funds. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The Funds commenced operations on May 18, 2022. The assets of each Fund are segregated, and an Authorized Participant’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Effective September 8, 2022, and pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SIMC as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and

Pricing Policy (together the “Policy”). Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee, if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Policy.

SEI Exchange Traded Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. As of September 30, 2023, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended September 30, 2023, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating

SEI Exchange Traded Funds

expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Creation Units — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of Shares referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund. Pursuant to the Investment Advisory Agreement entered into with the Trust, SIMC has agreed to pay all Fund expenses, except for the fees paid to SIMC for advisory services, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

SEI Investments Global Funds Services (the “Administrator”) is the administrator for the Funds.

SEI Exchange Traded Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

SEI Investments Distribution Co. (the “Distributor”) is the distributor of creation units. The Funds have adopted a Distribution and Servicing Plan (the Plan). The Plan permits each Fund to pay the Distributor, or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of	up to 0.25% of average daily net assets of the shares of the Fund ("12b-1 fee"). However, payment of a 12b-1 fee has not been authorized at this time.

The following table reflects each Fund’s contractual Advisory Fee (expressed as an annual rate). The rates shown are fixed rates based on each Fund’s daily net assets

Advisory Fee
SEI Enhanced U.S. Large Cap Quality Factor ETF	0.150%
SEI Enhanced U.S. Large Cap Momentum Factor ETF	0.150%
SEI Enhanced U.S. Large Cap Value Factor ETF	0.150%
SEI Enhanced Low Volatility U.S. Large Cap ETF	0.150%

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the six months ended September 30, 2023.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, excluding in-kind transactions and short-term securities during the six months ended September 30, 2023, were as follows:

	SEI Enhanced U.S. Large Cap Quality Factor ETF ($ Thousands)	SEI Enhanced U.S. Large Cap Momentum Factor ETF ($ Thousands)	SEI Enhanced U.S. Large Cap Value Factor ETF ($ Thousands)	SEI Enhanced Low Volatility U.S. Large Cap ETF ($ Thousands)
Purchases
U.S. Government	$—	$—	$—	$—
Other	1,254	5,797	4,631	741

Sales
U.S. Government	—	—	—	—
Other	1,240	5,871	4,731	727

For the six months ended September 30, 2023, in-kind transactions associated with creations and redemptions were as follows:

			Realized
	Purchases	Sales	Gain
	($ Thousands)	($ Thousands)	($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$4,266	$1,430	$277
SEI Enhanced U.S. Large Cap Momentum Factor ETF	7,784	1,312	181
SEI Enhanced U.S. Large Cap Value Factor ETF	8,238	1,878	406
SEI Enhanced Low Volatility U.S. Large Cap ETF	635	3,879	433

5. FEDERAL TAX INFORMATION:

It is each Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income

(including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their

SEI Exchange Traded Funds

investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations,

which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the fiscal years or periods ended March 31, 2023 were as follows:

	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF
2023	$75	$—	$75
SEI Enhanced U.S. Large Cap Momentum Factor ETF
2023	192	—	192
SEI Enhanced U.S. Large Cap Value Factor ETF
2023	281	—	281
SEI Enhanced Low Volatility U.S. Large Cap ETF
2023	139	—	139

As of March 31, 2023, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$40	$—	$(185)	$—	$—	$970	$(1)	$824
SEI Enhanced U.S. Large Cap Momentum Factor ETF	63	—	(858)	—	—	1,127	1	333
SEI Enhanced U.S. Large Cap Value Factor ETF	130	—	(296)	—	—	(443)	—	(609)
SEI Enhanced Low Volatility U.S. Large Cap ETF	67	—	(167)	—	—	321	(1)	220

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term	Long-Term	Total Capital Loss Carryforwards ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$185	$—	$185
SEI Enhanced U.S. Large Cap Momentum Factor ETF	858	—	858
SEI Enhanced U.S. Large Cap Value Factor ETF	296	—	296
SEI Enhanced Low Volatility U.S. Large Cap ETF	167	—	167

For Federal income tax purposes, the cost of securities owned at March 31, 2023, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes.

SEI Exchange Traded Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at September 30, 2023, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$15,551	$1,507	$(541)	$966
SEI Enhanced U.S. Large Cap Momentum Factor ETF	25,628	2,261	(1,077)	1,184
SEI Enhanced U.S. Large Cap Value Factor ETF	26,682	2,412	(1,455)	957
SEI Enhanced Low Volatility U.S. Large Cap ETF	8,666	617	(774)	(157)

6. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its Investment Strategy, a Fund may have one of more of the following principal risks:

Equity Securities Risk — Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes.

Quality Securities Risk— There is no guarantee that the past performance of stocks that SIMC determines are quality will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Momentum Securities Risk— Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Value Securities Risk— Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. SIMC may be unsuccessful in identifying undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

Volatility Risk— Although SIMC seeks to construct a portfolio with lower volatility than the broad U.S. large cap equity market, there is no guarantee that SIMC will be successful. As a result, the Fund may not be any less volatile than the market as a whole, and could be more volatile.

Quantitative Investing Risk— Due to the significant role technology plays in quantitative strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. Utility interruptions or other key systems outages also can impair the performance of quantitative investment strategies.

Large-Capitalization Companies Risk— Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions, may be more mature and may be subject to more limited growth potential compared with smaller capitalization companies.

Market Risk— The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The Funds’ market price may deviate from the value of the Funds’ underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for a Fund quoted during the day or a premium or discount in the closing price from the Funds’ NAV.

Risk of Investing in the U.S.— Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Funds have exposure.

Issuer Risk— The performance of the Funds depends on the performance of individual securities to which the Funds have exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the Funds to decline.

Market Trading Risk— The Funds face numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading

SEI Exchange Traded Funds

in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Active trading markets for the Funds’ shares may not be developed or maintained by market makers or Authorized Participants (as defined below). Authorized Participants are not obligated to make a market in the Funds’ shares or to submit purchase or redemption orders for Creation Units (as defined below). In times of market stress, market makers or Authorized Participants may step away from their respective roles, which could lead to variances between the market price of the Funds’ shares and its underlying NAV. Trading in shares on an exchange may be halted in certain circumstances. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. Any of these factors could lead the Funds’ shares to trade at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Funds in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market, particularly during times of market stress. SIMC cannot predict whether shares will trade above (premium), below (discount) or at NAV or whether the spread between bid and ask prices will widen. In addition, there can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Funds will continue to be met.

Convertible and Preferred Securities Risk— Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk— Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environment.

Warrants and Rights Risk— Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Funds will lose any amount paid for the warrant or right.

Liquidity Risk— In stressed market conditions, the market for a Funds’ shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. This adverse effect on liquidity for the Funds’ shares in turn could lead to differences between the market price of the Funds’ shares and its underlying NAV and/or widening the spread between bid and ask prices.

Management Risk— SIMC may not successfully implement the Funds’ investment strategies and, as a result, the Funds may not meet their investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Operational Risk— The Funds are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

New Fund Risk— The Funds are new funds, with a limited operating history, which may result in additional risks for investors in the Funds. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Authorized Participant Concentration Risk— Only broker-dealers (referred to as “Authorized Participants” or “APs”) that have executed authorized participation agreements with respect to the Trust may engage in creation or redemption transactions directly with the Funds, and no AP is obligated to engage in creation and/or redemption transactions. To the extent that APs exit the business or are unable to proceed with orders, Fund shares may be more likely to trade at a premium or discount to NAV, have wider spreads between bid and ask prices or face trading halts or delisting.

Cybersecurity Risk— Failures or breaches of the electronic systems of the Funds, SIMC, the Fund’s distributor, and other service providers, market makers, APs or the issuers of securities in which the Funds invest have the ability to cause disruptions, negatively impact the Funds’ business operations and/or potentially result in financial losses to the Funds and their shareholders.

7. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events

SEI Exchange Traded Funds

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

September 30, 2023 (Unaudited)

through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of September 30, 2023.

SEI Exchange Traded Funds

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2023

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for, ETF management, portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in an ETF.

Operating expenses such as these are deducted from the ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your ETF and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period April 1, 2023 to September 30, 2023.

The table on this page illustrates your ETF’s costs in two ways:

●    Actual ETF return. This section helps you to estimate the actual expenses after fee waivers that your ETF incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the ETF, and the “Ending Account Value” number is derived from deducting that expense cost from the ETF’s gross investment return.

You can use this information, together with the actual amount you invested in the ETF, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your ETF under “Expenses Paid During Period”.

●    Hypothetical 5% return. This section helps you compare your ETF’s costs with those of other mutual funds. It assumes that the ETF had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your ETF’s comparative cost by comparing the hypothetical result for your ETF in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your ETF’s actual return — the account values shown may not apply to your specific investment.

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratios	Expenses Paid During Period *
SEI Enhanced U.S. Large Cap Quality Factor ETF
Actual Fund Return
$1,000.00	$1,022.10	0.15%	$0.76
Hypothetical 5% Return
$1,000.00	$1,024.25	0.15%	$0.76
SEI Enhanced U.S. Large Cap Momentum Factor ETF
Actual Fund Return
$1,000.00	$993.50	0.15%	$0.75
Hypothetical 5% Return
$1,000.00	$1,024.25	0.15%	$0.76

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratios	Expenses Paid During Period *
SEI Enhanced U.S. Large Cap Value Factor ETF
Actual Fund Return
$1,000.00	$1,061.90	0.15%	$0.78
Hypothetical 5% Return
$1,000.00	$1,024.25	0.15%	$0.76
SEI Enhanced Low Volatility U.S. Large Cap ETF
Actual Fund Return
$1,000.00	$983.40	0.15%	$0.75
Hypothetical 5% Return
$1,000.00	$1,024.25	0.15%	$0.76

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect a full one-half year period).

SEI Exchange Traded Funds

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SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2023

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Donald Duncan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-ETF (9/23)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Exchange Traded Funds

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date:	December 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date:	December 6, 2023

By:	/s/ Glenn Kurdziel
Glenn Kurdziel, Controller and CFO

Date:	December 6, 2023